INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 5. INTANGIBLE ASSETS

Intangible assets as of December 31, 2012 and 2011 consist of the following:

	December 31, 2012	December 31, 2011

Technology license	$92,112	$117,112
Less: accumulated amortization	(36,865)	(55,957)
Intangibles, net	$55,247	$61,155

Amortization expense relating to intangible assets was $5,908, $17,235 and $106,361 during the periods ended December 31, 2012, 2011 and the period from inception to December 31, 2012, respectively.

Future amortization will approximate $10,000 for each of the next five years.

See Note 9 for commitments and contingencies associated with the Company’s technology licenses.